Investment Properties (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Investment Properties
For the year ended December 31, 2022

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$35,572	$16,376,098	$10,042,678	$26,454,348
Additions	-	114,786	-	114,786
Disposals	-	(9,770)	-	(9,770)
Reclassification	-	39,158	(10,314)	28,844

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Effects of foreign currency exchange differences	$-	$237,171	$143,516	$380,687

Balance at December 31, 2022	$35,572	$16,757,443	$10,175,880	$26,968,895

Accumulated depreciation

Balance at January 1, 2022	$-	$3,272,146	$1,037,415	$4,309,561
Depreciation expenses	-	779,431	327,583	1,107,014
Disposals	-	(8,354)	-	(8,354)
Reclassification	-	(198,631)	(12,186)	(210,817)
Effects of foreign currency exchange differences	-	23,515	18,884	42,399

Balance at December 31, 2022	$-	$3,868,107	$1,371,696	$5,239,803

Carrying amount at December 31, 2022	$35,572	$12,889,336	$8,804,184	$21,729,092

For the year ended December 31, 2023

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$35,572	$16,757,443	$10,175,880	$26,968,895
Additions	-	35,304	-	35,304
Reclassification	-	(182,588)	(12,233)	(194,821)
Effects of foreign currency exchange differences	-	(298,273)	(171,087)	(469,360)

Balance at December 31, 2023	$35,572	$16,311,886	$9,992,560	$26,340,018

Accumulated depreciation

Balance at January 1, 2023	$-	$3,868,107	$1,371,696	$5,239,803
Depreciation expenses	-	766,322	325,557	1,091,879
Reclassification	-	(51,031)	(4,309)	(55,340)
Effects of foreign currency exchange differences	-	(80,078)	(25,362)	(105,440)

Balance at December 31, 2023	$-	$4,503,320	$1,667,582	$6,170,902

Carrying amount at December 31, 2023	$35,572	$11,808,566	$8,324,978	$20,169,116

For the year ended December 31, 2024

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2024	$35,572	$16,311,886	$9,992,560	$26,340,018
Additions	-	15,145	-	15,145
Disposals	-	(62)	-	(62)
Reclassification	-	(88,176)	159	(88,017)
Effects of foreign currency exchange differences	-	845,530	520,026	1,365,556

Balance at December 31, 2024	$35,572	$17,084,323	$10,512,745	$27,632,640

Accumulated depreciation

Balance at January 1, 2024	$-	$4,503,320	$1,667,582	$6,170,902
Depreciation expenses	-	748,055	331,204	1,079,259
Disposals	-	(28)	-	(28)
Reclassification	-	(9,340)	54	(9,286)
Effects of foreign currency exchange differences	-	241,359	95,390	336,749

Balance at December 31, 2024	$-	$5,483,366	$2,094,230	$7,577,596

Carrying amount at December 31, 2024	$35,572	$11,600,957	$8,418,515	$20,055,044

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2024	$1,085	$497,466	$304,744	$803,295
Additions	-	462	-	462
Disposals	-	(2)	-	(2)
Reclassification	-	(2,689)	5	(2,684)
Effects of foreign currency exchange differences	-	25,786	15,859	41,645

Balance at December 31, 2024	$1,085	$521,023	$320,608	$842,716

Accumulated depreciation

Balance at January 1, 2024	$-	$137,338	$50,856	$188,194
Depreciation expenses	-	22,813	10,101	32,914
Disposals	-	(1)	-	(1)
Reclassification	-	(284)	2	(282)

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Effects of foreign currency exchange differences	$-	$7,361	$2,909	$10,270

Balance at December 31, 2024	$-	$167,227	$63,868	$231,095

Carrying amount at December 31, 2024	$1,085	$353,796	$256,740	$611,621

Summary of Maturity analysis of Operating Lease Payments
The total lease payments to be received in the future under operating leases of investment properties were as follows:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Year 1	$1,596,827	$1,553,091	$47,365
Year 2	1,333,442	1,333,489	40,668
Year 3	1,154,877	1,041,709	31,769
Year 4	893,353	768,824	23,447
Year 5	687,266	644,958	19,669
Year 6 onwards	1,777,808	1,247,966	38,059

	$7,443,573	$6,590,037	$200,977

Summary of Investment Properties, Useful Lives	The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years

Summary of Investment Properties, Fair Value	The fair value of the investment properties was as follows:
	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Fair value	$34,789,532		$34,684,323		$1,057,771